PRINCIPAL ACCOUNTING POLICIES (Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 RMB [Member] Overseas [Member] CNY	Dec. 31, 2013 RMB [Member] Overseas [Member] CNY	Dec. 31, 2014 RMB [Member] China [Member] CNY	Dec. 31, 2013 RMB [Member] China [Member] CNY	Dec. 31, 2014 RMB equivalent (US$) [Member] Overseas [Member] CNY	Dec. 31, 2013 RMB equivalent (US$) [Member] Overseas [Member] CNY	Dec. 31, 2014 RMB equivalent (US$) [Member] China [Member] CNY	Dec. 31, 2013 RMB equivalent (US$) [Member] China [Member] CNY	Dec. 31, 2014 RMB equivalent (HK$) [Member] Overseas [Member] CNY	Dec. 31, 2013 RMB equivalent (HK$) [Member] Overseas [Member] CNY	Dec. 31, 2014 RMB equivalent (HK$) [Member] China [Member] CNY	Dec. 31, 2013 RMB equivalent (HK$) [Member] China [Member] CNY
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 153,062	949,690	$ 186,433	1,156,743	663,156	1,786,038	0	0	814,705	899,049	112,341	232,597	22,636	25,097	8	0	0	0